BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Effects on the Company's result (Details) R$ in Thousands		12 Months Ended
	Jul. 02, 2021 BRL (R$) installment shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Disclosure of joint ventures
Expenses directly related to the Operation		R$ (42,008,406)	R$ (38,991,391)	R$ (37,089,631)
Operational result			416,577
Income before taxes		R$ 4,831,591	R$ 5,959,529	R$ 6,008,234
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
Disclosure of joint ventures
Operational result	R$ 416,577
Income before taxes	536,283
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | Effects on the Company's results
Disclosure of joint ventures
Proportional write-off of goodwill on disposals of the Company's investments	(135,106)
Expenses directly related to the Operation	(31,751)
Operational result	416,577
Results	(1,789)
Remeasurement of the Company's shareholding	80,400
Fair value of the remeasurement of the Company's shareholding	41,095
Income before taxes	536,283
Current income tax and social contribution	(55,277)
Deferred income tax and social contribution	(97,155)
Net result of the transaction	383,851
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | TEF Infra and CDPQ | Effects on the Company's results
Disclosure of joint ventures
Fair value of the consideration for the disposal of the Company's investment	659,440
Write-off cost for the sale of equity interest	R$ (134,144)
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | TEF Infra
Disclosure of joint ventures
Shares issued | shares	499,999
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | TEF Infra | Effects on the Company's results
Disclosure of joint ventures
Shares issued | shares	499,999
Number of installments of consideration to be received | installment	4
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | CDPQ
Disclosure of joint ventures
Shares issued | shares	200,000
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | CDPQ | Effects on the Company's results
Disclosure of joint ventures
Fair value of future subscription bonuses by CDPQ	R$ 58,138
Shares issued | shares	200,000